Derivatives - Foreign currency agreements-Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Forward Rate Contract Expiration Frequency	Monthly intervals up to February 2016	Monthly intervals up to September 2015
Foreign currency agreements value	$ 23,000		$ 22,500
Gain (Loss) on derivative instruments from forward contracts	$ 519	$ 0
Number of foreign currency agreements (Euro/US dollar contracts)	16		9
Average forward rate	1.112		1.273